U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 30, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Cushing Mutual Funds Trust (the “Trust”)
Securities Act Registration No: 333-220520
Investment Company Act Registration No: 811-23293

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Cushing® MLP Infrastructure Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated March 30, 2018, and filed electronically as Post-Effective Amendment No. 3 to the Funds’ Registration Statement on Form N-1A on March 28, 2018.

Please direct any inquiries regarding this filing to me at (414) 765-5208.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
For US Bancorp Fund Services, LLC